Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	$ 523,031	$ 448,196	$ 628,591
Sales of FTTPS [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	362,850	369,550	609,348
Sales of Medical Auxiliary Supplies [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	$ 160,181	$ 78,646	$ 19,243